PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

NOTE 8 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress*	Total

Costs
Balance, January 1, 2022	$31,944	$192,482	$35,414	$192,014	$451,854
Additions	460	-	-	149,215	149,675
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(13,311)	(28,730)
Balance, December 31, 2022	29,019	181,052	33,310	327,918	571,299
Additions	6,664	-	1,039	704	8,407
Impairments	-	-	-	(315,711)	(315,711)
Translation differences	(1,519)	(9,419)	(1,735)	(12,911)	(25,584)
Balance, December 31, 2023	$34,164	$171,633	$32,614	$-	$238,411

Accumulated depreciation
Balance as of January 1, 2022	$26,794	$150,219	$29,645	$-	$206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	27,588	169,535	30,168	-	227,291
Depreciation	2,172	9,377	1,897	-	13,446
Translation differences	(1,439)	(8,839)	(1,573)	-	(11,851)
Balance, December 31, 2023	$28,321	$170,073	$30,492	$-	$228,886
Net book value
At December 31, 2022	$1,431	$11,517	$3,142	$327,918	$344,008
At December 31, 2023	$5,843	$1,560	$2,122	$-	$9,525

*	Reclassified software development costs from Capital Work in Progress to Intangible Assets (Note 7) – Software (See Note 4)

During the year ended December 31, 2023, depreciation of $1,498 (2022 - $2,399) related to computer and equipment is included in cost of revenue.

As of December 31, 2023 and 2022 the Company’s Capital work in progress relates to the ongoing investment in the future medical cannabis cultivation facility in Moshav Kochav Michael, Israel which includes permits and design.

The Company considered indicators of impairment at December 31, 2023 and 2022. The Company recorded impairment loss during the year ended December 31, 2023 for the capital work in progress.

The impairment for the capital work in progress was done mainly because of recent medical cannabis legislation changes in Israel that have materially affected the value of this asset.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)